Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment

Cost	Computer and office equipment	Leasehold improvements	ReDS ™ Demonstration units	Right of use assets	Total
At December 31, 2017	$428	$156	$—	$—	$584
Additions	186	12	—	—	198
Effect of movements in exchange rates	12	—	—	—	12
Dispositions	(156)	—	—	—	(156)

At December 31, 2018	$470	$168	$—	$—	$638
Impact of adoption of IFRS 16 (Note 4)	—	—	—	677	677
Additions	50	2	134	685	871
Im pairment	—	—	(130)	—	(130)
Effect of movements in exchange rates	—	—	(4)	—	(4)

At December 31, 2019	$520	$170	$—	$1,362	$2,052

Accumulated amortization and impairment losses	Computer and office equipment	Leasehold improvements	ReDS ™ Demonstration units	Right of use assets	Total
At December 31, 2017	$281	$82	$—	$—	$363
Amortization	75	28	—	—	103
Effect of movements in exchange rates	12	—	—	—	12
Dispositions	(156)	—	—	—	(156)

At December 31, 2018	$212	$110	$—	$—	$322
Amortization	111	60	37	277	485
Impairment	—	—	(35)	—	(35)
Effect of movements in exchange rates	—	—	(2)	—	(2)

At December 31, 2019	$323	$170	$—	$277	$770

Carrying amounts	Computer and office equipment	Leasehold improvements	ReDS ™ Demonstration units	Right of use assets	Total
At December 31, 2018	$258	$58	$—	$—	$316
At December 31, 2019	$197	$—	$—	$1,085	$1,282